CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Number of shares issued	127,488,410	127,080,264
Number of shares outstanding	127,488,410	127,080,264